JOHN HANCOCK INVESTMENT TRUST II

601 Congress Street

Boston, MA 02210

December 30, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Investment Trust II (the “Trust”), on behalf of

John Hancock Regional Bank Fund (the “Fund”)

File Nos. 002-90305; 811-03999

Ladies and gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 84 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 84 to its Registration Statement under the 1940 Act (the “Amendment”).

Pursuant to Rule 485(a)(1), The Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on March 1, 2017. The purpose of the Amendment is to incorporate changes in the Fund’s investment strategy to remove references to “lending companies.” No fees are required in connection with this filing.

If you have any questions or comments concerning the foregoing, please call me at (617) 572-4575.

Sincerely,

/s/ Sarah M. Coutu

Sarah M. Coutu, Esq.

Assistant Secretary of the Trust